EQUITY (Details 3) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Equity [abstract]
Net profit attributable to equity holders of the parent	$ 12.7	$ 29.5	[1]	$ (40.4)	[1]
Weighted average number of ordinary shares outstanding, basic	92,408,978	92,509,779		92,511,080
Weighted average number of ordinary shares outstanding, diluted	92,927,993	93,181,243		92,511,080
Basic earnings per share in USD	$ 0.14	$ 0.32	[1]	$ (0.44)	[1]
Diluted earnings per share in USD	$ 0.14	$ 0.32	[1]	$ (0.44)	[1]

[1]	In conjunction with the implementation of IFRS 16, Hudson adopted a new structure for the consolidated statements of comprehensive income. The comparative figures were reclassified accordingly (see note 2.4)